Intangible Assets, Net	6 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

As of June 30, 2024 and December 31, 2023, intangible assets consisted of the following:

	June 30, 2024	December 31, 2023
Electronic equipment	$29,492	$30,187
Less: accumulated depreciation	(11,316)	(9,932)
	$18,176	$20,255

The balance of intangible assets mainly represents software related to CHEERS App, primarily consisting of e-mall, online game, video media library and data warehouse modules, etc., CheerCar App, NFT App and Cheer Chat App, which were acquired externally tailored to the Company’s requirements and is amortized straight-line over 7 years in accordance with the way the Company estimates to generate economic benefits from such software.

For the six months ended June 30, 2024 and 2023, amortization expense amounted to $1,657 and $1,538, respectively. The following is a schedule, by periods, of amortization amount of intangible asset as of June 30, 2024:

For the six months ending December 31, 2024	$1,613
For the year ending December 31, 2025	3,226
For the year ending December 31, 2026	3,226
For the year ending December 31, 2027	3,226
Thereafter	6,885
Total	$18,176